Fair value estimates	12 Months Ended
Dec. 31, 2024
Fair Value Estimates
Fair value estimates

14	Fair value estimates

Critical accounting estimates, assumptions and judgments

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses judgment to select among a variety of methods and makes estimates and assumptions that are mainly based on market conditions existing at the end of each reporting period.

Although management has used its best judgment in estimating the fair value of its financial instruments, any technique for making said estimates and assumptions involves some level of inherent fragility.

(a)	Analysis

The main financial instruments and the estimates and assumptions made by the Company for their valuation are described below:

•	Cash and cash equivalents, financial investments, trade accounts receivables and other current assets – considering their nature, terms and maturity, the carrying amounts approximate their fair value.
•	Financial liabilities – these instruments are subject to usual market interest rates. The fair value is based on the present value of expected future cash disbursements, at interest rates currently available for debt with similar maturities and terms and adjusted for the Company’s credit risk. Loans and financings are measured at amortized cost, except for certain contracts for which the Company has chosen the fair value option.
•	Energy forward contracts - part of the fair value of these financial instruments, are estimated based on the published price quotations in the active markets, as far as the data is existent and accessible in the market. The other part is estimated based on the use of valuation techniques that consider: (i) prices established in purchase and sale operations; (ii) supply risk margin; and (iii) projected market price in the period of availability.
•	Other financial instruments – the fair value is determined by calculating their present value through yield curves at the closing dates. The curves and prices used in the calculation for each group of instruments are developed based on data from Brazilian Securities, Commodities and Futures Exchange – B3, Central Bank of Brazil, LME and Bloomberg, interpolated between the available maturities. The main derivative financial instruments are:

•	Swap contracts – the present value of both the assets and liabilities are calculated through the discount of forecasted cash flows by the interest rate of the currency in which the swap is denominated. The difference between the present value of the assets and the liabilities generates its fair value.
•	Forward contracts – the present value is estimated by discounting the notional amount multiplied by the difference between the future price at the reference date and the contracted price. The future price is calculated using the convenience yield of the underlying asset. It is common to use Asian non-deliverable forwards for hedging non-ferrous metals positions. Asian contracts are derivatives in which the underlying is the average price of certain asset over a range of days.
•	Option contracts – the present value is estimated based on the Black and Scholes model, with assumptions that include the underlying asset price, strike price, volatility, time to maturity and interest rate.

(b)     Fair value by hierarchy

				2024
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	5,282	5,282
Trade accounts receivables		-	101,785	101,785
Investments in equity instruments (i)	14 (c)	5,093	-	5,093
		5,093	107,067	112,160
Liabilities
Other financial instruments	16 (a)	-	37,134	37,134
Loans and financings designated at fair value (ii)		-	92,320	92,320
		-	129,454	129,454

				2023
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	7,893	7,893
Trade accounts receivables		-	88,582	88,582
Investment in equity instruments (i)	14 (c)	5,649	-	5,649
		5,649	96,475	102,124
Liabilities
Other financial instruments	16 (a)	-	46,122	46,122
Loans and financings designated at fair value (ii)		-	91,403	91,403
		-	137,525	137,525

(i) To determine the fair value of the investments in equity instruments, the Company uses the share’s quotation as of the last day of the reporting period.

(ii) Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.

The Company discloses fair value measurements based on their level on the following fair value measurement hierarchy and there were no transfers between levels 1, 2 or 3 for recurring fair value measurements during the year:

Level 1:

When fair value is calculated with quoted prices (unadjusted) in active markets for identical assets and liabilities traded in active markets at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the Company is the current bid price.

Level 2:

When fair value is calculated with valuation techniques since the financial instruments are not traded in an active market and all the significant inputs required to identify the fair value of an instrument are observable. Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments are used where available;
•	The fair values of interest rate swaps are calculated at the present value of the estimated future cash flow based on observable yield curves; and
•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flows analysis, are used to determine the fair value of the remaining financial instruments.

Level 3:

When fair value is calculated with inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs). As of December 31, 2024, there were no financial assets and liabilities carried at fair value classified as Level 3.

(c)	Investments in equity instruments – Increase of equity interest in Tinka Resources

In 2021, the Company acquired 9.0% of the issued and outstanding common shares of Tinka Resources Limited (“Tinka”), an exploration and development company which holds 100% of the Ayawilca zinc-silver project in Peru. On May 31, 2022, the Company subscribed to an additional 40,792 thousand common shares in a private transaction at a price of approximately USD 0.17 (CAD 0.22) per share for a total consideration of USD 7,000 (CAD 8,974 thousand) and on December 17, 2024, the Company subscribed to an additional 9,859 thousand common shares in a private transaction at a price of approximately USD 0.07 (CAD 0.10) per share for a total consideration of USD 700 (CAD 986 thousand). Upon the closing of the Private purchase transactions, Nexa holds 19.86% (2023 -18.23%) or 81,202 thousand (2023- 71,343 thousand) of the issued and outstanding common shares of Tinka and 4,930 warrants entitling Nexa to acquire 4,930 thousand additional common shares of Tinka, representing 56.68% of the outstanding warrants Tinka issued of approximately total of 8,697 thousand warrants.

Similar to the original acquisitions made in 2022, this transaction has been accounted for as an investment in equity instruments at its acquisition cost and all are being subsequently measured at fair value through other comprehensive income.